Notes and other receivables, net (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total note receivable	$ 6,039,816	$ 7,393,560	$ 24,977,765
Less allowance for credit losses	(5,650,000)	(2,660,943)	0
Note receivable	389,816	4,732,617	24,977,765
Upfront Payment [Member]
Total note receivable	5,650,000	5,650,000	0
Less allowance for credit losses		(2,660,943)
Notes Receivable [Member]
Total note receivable	389,816	543,560	0
Other Receivable [Member]
Total note receivable	0	1,200,000	0
Receivable from sponsor [Member]
Total note receivable	$ 0	$ 0	$ 24,977,765